UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08426

                ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2006

                    Date of reporting period: March 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS
March 31, 2006 (unaudited)

Company                                                  Shares     U.S. $ Value
--------------------------------------------------     ----------   ------------
COMMON STOCK & OTHER INVESTMENTS - 93.5%

Finance - 25.5%
Banking - Money Center - 10.3%
Banco Bilbao Vizcaya Argentaria, SA                       989,311   $ 20,612,508
Bank Hapoalim, Ltd.                                     1,440,300      6,667,865
BNP Paribas (a)                                            14,736      1,322,372
BNP Paribas, SA                                           171,546     15,876,034
BNP Paribas, rights expiring 3/20/06 (a)                        4              4
Credit Suisse Group                                       355,694     19,898,864
ICICI Bank, Ltd.                                          160,569      2,114,406
ICICI Bank, Ltd. (ADR)                                     63,200      1,749,376
Kookmin Bank                                              163,031     13,973,771
Kookmin Bank (ADR)                                        112,880      9,653,498
Mitsubishi UFJ Financial Group, Inc.                        1,806     27,465,043
                                                                    ------------
                                                                     119,333,741
                                                                    ------------
Banking - Regional - 3.7%
Allied Irish Banks Plc.                                   488,843     11,630,735
China Construction Bank Cl. H (a)                      21,446,000      9,988,131
Deutsche Postbank AG                                       65,136      4,728,976
Industrial Development Bank of India, Ltd.              1,559,940      2,744,793
Turkiye Is Bankasi Series C                             1,669,264     13,869,107
                                                                    ------------
                                                                      42,961,742
                                                                    ------------
Brokerage & Money Management - 3.5%
Nomura Holdings, Inc.                                   1,777,700     39,381,249
Partners Group (a)                                         21,000      1,337,015
                                                                    ------------
                                                                      40,718,264
                                                                    ------------
Insurance - 4.6%
Cathay Financial Holding Co., Ltd.                      2,560,000      4,572,083
Cathay Financial Holding Co., Ltd. (GDR) (b)              217,730      3,940,913
ING Groep NV                                              558,580     21,998,728
Prudential Plc.                                         1,178,138     13,626,398
Swiss Re                                                  131,735      9,180,524
                                                                    ------------
                                                                      53,318,646
                                                                    ------------
Real Estate - 0.4%
Urbi, Desarollos Urbanos, SA de CV (a)                    565,100      4,310,272
                                                                    ------------
Miscellaneous - 3.0%
Aeon Credit Service Co., Ltd.                             158,800      4,806,649
FirstRand, Ltd.                                         3,841,082     12,420,173
Investimentos Itau, SA pfd (a)                          4,224,398     18,057,154
                                                                    ------------
                                                                      35,283,976
                                                                    ------------
                                                                     295,926,641
                                                                    ------------

Company                                                  Shares     U.S. $ Value
--------------------------------------------------     ----------   ------------
Consumer Services - 13.7%
Advertising - 0.7%
WPP Group Plc.                                            718,730   $  8,601,943
                                                                    ------------
Airlines - 0.4%
B.W.I.A. International Airways, Ltd. (a) (c)            2,727,272              3
Singapore Airlines, Ltd.                                  494,000      4,274,536
                                                                    ------------
                                                                       4,274,539
                                                                    ------------
Broadcasting & Cable - 2.1%
Grupo Televisa, SA (ADR)                                  269,000      5,353,100
SES Global                                                492,558      7,828,308
Societe Television Francaise 1                            364,867     11,039,643
                                                                    ------------
                                                                      24,221,051
                                                                    ------------
Cellular Communications - 4.2%
America Movil, SA de CV Series L                          477,118     16,346,063
Bharti Tele-Ventures, Ltd. (a)                            688,902      6,376,650
Mobile TeleSystems (ADR)                                   47,300      1,565,630
Orascom Telecom Holding, SAE (GDR) (b)                    113,265      6,195,596
Turkcell Iletisim Hizmetleri, AS                        1,237,013      7,901,058
Vodafone Group Plc.                                     4,823,657     10,063,451
                                                                    ------------
                                                                      48,448,448
                                                                    ------------
Entertainment & Leisure - 1.7%
Greek Organisation of Football Prognostics, SA            529,489     20,243,129
                                                                    ------------
Printing & Publishing - 0.8%
Naspers, Ltd. Cl. N                                       490,934      9,988,936
                                                                    ------------
Resturants & Lodging - 1.2%
Accor, SA                                                 236,201     13,591,829
                                                                    ------------
Retail - General Merchandise - 2.1%
Luxottica Group SpA                                       542,320     14,926,433
Next Plc.                                                 341,229      9,752,225
                                                                    ------------
                                                                      24,678,658
                                                                    ------------
Miscellaneous - 0.5%
Capita Group Plc.                                         687,393      5,476,475
                                                                    ------------
                                                                     159,525,008
                                                                    ------------
Energy - 10.0%
International - 8.6%
BP Plc.                                                   714,279      8,215,219
China Petroleum and Chemical Corp. (Sinopec) Cl. H     22,450,000     13,102,862
ENI SpA                                                   560,147     15,950,164
Lukoil (ADR)                                               96,933      8,040,030
Norsk Hydro ASA                                           126,707     17,528,331
Petroleo Brasileiro, SA (ADR)                             249,900     19,954,515
Total, SA                                                  67,925     17,907,288
                                                                    ------------
                                                                     100,698,409
                                                                    ------------

Company                                                  Shares     U.S. $ Value
--------------------------------------------------     ----------   ------------
Oil Service - 1.4%
Hindustan Petroleum Corp., Ltd.                           397,868   $  2,853,353
Polski Koncern Naftowy Orlen, SA                          260,960      4,721,223
PTT Public Co., Ltd.                                    1,385,100      8,337,322
                                                                    ------------
                                                                      15,911,898
                                                                    ------------
                                                                     116,610,307
                                                                    ------------
Technology - 8.7%
Communication Equipment - 0.7%
AO VimpelCom (ADR) (a)                                    199,800      8,593,398
                                                                    ------------
Communication Services - 0.4%
Comstar United Telesystems (GDR) (a) (b)                  607,932      4,437,904
                                                                    ------------
Computer Hardware/Storage - 0.7%
NEC Corp.                                               1,112,000      7,821,397
                                                                    ------------
Computer Services - 0.4%
Indra Sistemas, SA                                        236,605      4,805,390
                                                                    ------------
Electronic Components - 0.9%
LG Philips LCD Co., Ltd. (ADR) (a)                        432,200      9,810,940
                                                                    ------------
Internet Infrastructure - 1.6%
Fastweb (a)                                               362,306     18,459,114
                                                                    ------------
Semiconductor Components - 1.5%
Advanced Semiconductor Engineering, Inc.                4,686,945      4,400,965
Taiwan Semiconductor Manufacturing Co., Ltd.            3,438,144      6,742,294
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)        674,739      6,787,874
                                                                    ------------
                                                                      17,931,133
                                                                    ------------
Software - 1.9%
Business Objects, SA (a)                                  307,373     11,197,458
SAP AG                                                     40,095      8,706,914
TomTom NV (a)                                              53,668      1,896,827
                                                                    ------------
                                                                      21,801,199
                                                                    ------------
Miscellaneous - 0.6%
Hoya Corp.                                                184,300      7,421,303
                                                                    ------------
                                                                     101,081,778
                                                                    ------------
Consumer Manufacturing - 6.2%
Auto & Related - 3.2%
Bridgestone Corp. (a)                                     265,000      5,523,639
Tata Motors, Ltd.                                         382,185      7,997,919
Toyota Motor Corp.                                        431,400     23,489,378
                                                                    ------------
                                                                      37,010,936
                                                                    ------------

Company                                                  Shares     U.S. $ Value
--------------------------------------------------     ----------   ------------
Building & Related - 2.8%
CRH Plc.                                                  446,097    $15,582,493
Vinci, SA                                                 172,012     16,925,716
                                                                     -----------
                                                                      32,508,209
                                                                     -----------
Miscellaneous - 0.2%
Mechel Steel OAO (ADR)                                     98,500      2,531,450
                                                                     -----------
                                                                      72,050,595
                                                                     -----------
Health Care - 6.0%
Drugs - 5.7%
CSL, Ltd.                                                 351,732     13,796,141
Gedeon Richter Rt.                                         26,131      5,252,442
Novartis AG                                               224,798     12,473,172
Roche Holding AG                                           37,548      5,580,137
Sanofi-Aventis                                            150,708     14,291,337
Shionogi & Co., Ltd.                                      573,000      9,397,533
Teva Pharmaceutical Industries, Ltd. (ADR)                122,300      5,036,314
                                                                     -----------
                                                                      65,827,076
                                                                     -----------
Medical Services - 0.3%
Rhoen-Klinikum AG                                          83,192      3,549,538
                                                                     -----------
                                                                      69,376,614
                                                                     -----------
Consumer Staples - 5.9%
Beverages - 1.6%
Fomento Economico Mexicano, SA de CV, (ADR)                45,000      4,124,700
Pernod Ricard, SA                                          74,625     14,279,297
                                                                     -----------
                                                                      18,403,997
                                                                     -----------
Food - 1.5%
Nestle, SA                                                 60,647     17,958,262
                                                                     -----------
Retail - Food & Drug - 0.5%
Tesco Plc.                                                964,366      5,521,911
                                                                     -----------
Tobacco - 2.3%
Altadis, SA                                               123,482      5,529,559
British American Tobacco Plc.                             299,190      7,238,132
Japan Tobacco, Inc.                                         4,021     14,150,274
                                                                     -----------
                                                                      26,917,965
                                                                     -----------
                                                                      68,802,135
                                                                     -----------
Utilities - 5.6%
Electric & Gas Utility - 3.5%
Centrica Plc.                                           1,022,746      4,986,745
CPFL Energia, SA (ADR)                                    106,200      4,460,400
Fortum OYJ                                                268,697      6,767,077
National Grid Plc.                                      1,081,288     10,730,921
Red Electrica de Espana                                   121,567      3,917,029
Scottish Power Plc.                                       966,266      9,747,897
                                                                     -----------
                                                                      40,610,069
                                                                     -----------

Company                                                  Shares     U.S. $ Value
--------------------------------------------------     ----------   ------------
Telephone Utility - 2.1%
Egyptian Co. for Mobile Services                          128,269    $ 3,601,738
KT Freetel Co., Ltd.                                       46,580      1,239,289
MTN Group, Ltd.                                           569,137      5,656,061
Nippon Telegraph & Telephone Corp.                          1,303      5,574,616
Singapore Telecommunications, Ltd. (a)                  2,931,000      4,800,139
Telekom Malaysia Berhad                                 1,365,900      3,467,504
                                                                     -----------
                                                                      24,339,347
                                                                     -----------
                                                                      64,949,416
                                                                     -----------
Basic Industry - 3.5%
Gold - 0.6%
Gold Fields, Ltd.                                         330,065      7,206,574
                                                                     -----------
Mining & Metals - 2.9%
China Shenhua Energy Co., Ltd. Cl. H (b)                6,682,000     11,736,979
Companhia Vale do Rio Doce (ADR)                          162,200      7,011,906
POSCO                                                      57,831     14,846,701
                                                                     -----------
                                                                      33,595,586
                                                                     -----------
                                                                      40,802,160
                                                                     -----------
Transportation - 3.1%
Railroad - 2.0%
All America Latina Logistica (GDR) (b)                     57,700      3,588,109
East Japan Railway Co.                                      2,597     19,234,717
                                                                     -----------
                                                                      22,822,826
                                                                     -----------
Shipping - 0.2%
Associated British Ports Holdings Plc.                    195,715      2,449,784
                                                                     -----------
Miscellaneous - 0.9%
Fraport AG                                                146,855     11,176,279
                                                                     -----------
                                                                      36,448,889
                                                                     -----------
Aerospace & Defense - 2.9%
Aerospace - 2.9%
BAE Systems Plc.                                        3,349,593     24,420,134
European Aeronautic Defence & Space Co.                   214,151      8,996,741
                                                                     -----------
                                                                      33,416,875
                                                                     -----------
Capital Goods - 1.9%
Electrical Equipment - 0.6%
Yamada Denki Co., Ltd.                                     65,300      7,553,434
                                                                     -----------
Engineering & Construction - 0.5%
Obayashi Corp.                                            707,000      5,751,485
Vinci, SA, rights expiring 4/12/06 (a)                    172,012        368,961
                                                                     -----------
                                                                       6,120,446
                                                                     -----------
Miscellaneous - 0.8%
Nitto Denko Corp.                                         102,900      8,727,049
                                                                     -----------
                                                                      22,400,929
                                                                     -----------

                                                      Shares or
                                                      Principal
                                                        Amount
Company                                                 (000)      U.S. $ Value
--------------------------------------------------    ---------   --------------
Multi-Industry - 0.5%
Multi-Industry - 0.5%
Barloworld, Ltd.                                        294,772   $    6,345,135
                                                                  --------------
Total Common Stock & Other Investments
   (cost $873,345,970)                                             1,087,736,482
                                                                  --------------
SHORT-TERM INVESTMENT - 4.3%
Time Deposit - 4.3%
Barclays                                               $ 49,900       49,900,000
                                                                  --------------
   4.84%, 4/03/06
   (cost $49,900,000)
Total Investments - 97.8%
   (cost $923,245,970)                                             1,137,636,482
Other assets less liabilities - 2.2%                                  25,033,789
                                                                  --------------
Net Assets - 100%                                                 $1,162,670,271
                                                                  --------------

(a)  Non- income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the aggregate market value of these securities amounted to $26,311,392 or 2.3% of net assets.

(c)  Illiquid security, valued at fair value.

     Glossary of Terms:

     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

COUNTRY BREAKDOWN*

 16.4% Japan
 10.6% United Kingdom
 10.3% France
  5.8% Switzerland
  4.7% Brazil
  4.3% South Korea
  4.3% Italy
  3.7% South Africa
  3.1% Spain
  3.1% China
  2.9% Netherlands
  2.6% Mexico
  2.5% Germany
  2.4% Ireland
  2.3% Taiwan
  2.2% Russia
  2.1% India
 12.3% Other
  4.4% Short-Term
-----
100.0%
=====

* All data are as of March 31, 2006. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weightings represent less than 2.1% weightings in the following countries: Australia, Austria, Egypt, Finland, Greece, Israel, Luxembourg, Malaysia, Norway, Poland, Singapore, Thailand, Trinidad & Tobago and Turkey.

Please note: The sector classifications presented herein are based on the sector catergorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein International Growth Fund, Inc.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date: May 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    -------------------------------------
    Marc O. Mayer
    President

Date:  May 25, 2006


By: /s/ Mark D. Gersten
    -------------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial Officer

Date: May 25, 2006


                                       4